Commitments and Contingencies (Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Year One	$ 12,819
Year Two	12,271
Year Three	10,763
Year Four	7,421
Year Five	5,875
After Five Years	14,162
Operating Leases, Future Minimum Payments Due, Total	$ 63,311